FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL ASSETS AND LIABILITIES	FINANCIAL ASSETS AND LIABILITIES
Interest rate risk management
Our interest rate swaps are intended to reduce the risk associated with fluctuations in interest rates payments. As of December 31, 2020, we have interest rate swaps whereby the floating rate on a notional principal amount of $500 million (December 31, 2019: $500 million) are swapped to fixed rate. Credit risk exists to the extent that the counter parties are unable to perform under the swap contracts but this risk is considered remote as the counter parties are well established banks, which may also participate in loan facilities to which the interest rate swaps are related.

Our interest rate swap contracts as at December 31, 2020 of which none are designated as hedging instruments are summarized as follows:

(in thousands of $)	Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
Receiving floating, pay fixed	50,000	February 2017	February 2022	1.90%
Receiving floating, pay fixed	50,000	April 2017	April 2022	1.86%
Receiving floating, pay fixed	50,000	August 2017	August 2025	2.41%
Receiving floating, pay fixed	50,000	August 2017	August 2025	2.58%
Receiving floating, pay fixed	50,000	August 2019	August 2024	1.39%
Receiving floating, pay fixed	50,000	September 2019	September 2024	1.29%
Receiving floating, pay fixed	100,000	October 2019	October 2025	2.51%
Receiving floating, pay fixed	50,000	March 2020	March 2027	0.94%
Receiving floating, pay fixed	50,000	March 2020	March 2027	0.74%
	500,000

Forward freight agreements
We take positions from time to time in the freight forward market, either as a hedge to a physical contract or as a speculative position. All such contracts are cleared through what we consider reputable clearing houses. Credit risk exists to the extent that our counterparties are unable to perform under the FFA contracts but this risk is considered remote as well as participants post collateral security for their positions.

As of December 31, 2020, we had short positions through FFA of net 195 days with maturity in 2021 and we had long positions of net 180 days with maturity in 2022.
Bunker derivatives
We enter into cargo contracts from time to time. We are therefore exposed to fluctuations in bunker prices, as the cargo contract price is based on an assumed bunker price for the trade. To hedge the risk of fluctuating bunker prices, we sometimes enter into bunker swap agreements. There is no guarantee that the hedge removes all the risk from the bunker exposure, due to possible differences in location and timing of the bunkering between the physical and financial position. The counterparties to such contracts are major banking and financial institutions. Credit risk exists to the extent that the counter parties are unable to perform under the bunker contracts but this risk is considered remote as the counter parties are usually what we consider well established banks or other well-known institutions in the market.

As of December 31, 2020 and December 31, 2019, we had outstanding bunker swap agreements for about 2.9 thousand and 4.2 thousand metric tonnes, respectively.

Foreign currency risk
The majority of our transactions, assets and liabilities are denominated in United States dollars, our functional currency. However, we incur expenditure in currencies other than the functional currency, mainly in Norwegian Kroner and Singapore Dollars for personnel costs and administrative expenses, and Euro for some of our scrubber equipment investments. There is a risk that currency fluctuations in transactions incurred in currencies other than the functional currency will have a negative effect of the value of our cash flows. Due to the exposure of currency fluctuations we may enter into foreign currency swaps to mitigate such risk exposures. The counterparties to such contracts are what we consider major banking and financial institutions. Credit risk exists to the extent that the counter parties are unable to perform under the contracts but this risk is considered remote as the counter parties are what we consider well established banks.

As of December 31, 2020, we had contracts to swap USD to NOK for a notional amount of $1.5 million. As of December 31, 2019, we had contracts to swap USD to NOK for a notional amount of $2.6 million in addition to contracts to swap USD to EUR for a notional of $6.1 million.

Fair values
The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The same guidance requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:

Level 1: Quoted market prices in active markets for identical assets or liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3: Unobservable inputs that are not corroborated by market data.

In addition, ASC 815, “Derivatives and Hedging” requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position.

The carrying value and estimated fair value of our financial instruments at December 31, 2020 and December 31, 2019 are as follows:

		2020	2020	2019	2019
(in thousands of $)	Level	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	1	153,093	153,093	153,060	153,060
Restricted cash	1	22,009	22,009	10,185	10,185
Marketable securities	1	3,684	3,684	13,861	13,861
Related party shareholder loans	2	6,228	6,228	10,700	10,700
Derivative assets	2	572	572	3,876	3,876
Liabilities
Long term debt - floating	2	1,054,022	1,054,022	1,122,148	1,122,148
Derivative liabilities	2	27,692	27,692	10,455	10,455

There have been no transfers between different levels in the fair value hierarchy in 2020 and 2019.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

•The carrying value of cash and cash equivalents, which are highly liquid, approximate fair value.
•Restricted cash and investments – the balances relate entirely to restricted cash and the carrying values in the balance sheet approximate their fair value.
•Floating rate debt - the carrying value in the balance sheet approximates the fair value since it bears a variable interest rate, which is reset on a quarterly basis.
•Shareholder loans - the carrying value in the balance sheet approximates the fair value since it bears a variable interest rate, which is reset on an annual basis.
•Marketable securities - are listed equity securities for which the fair value is based on quoted market prices.
•Derivatives - are based on the present value of the estimated future cash flows that we would receive or pay to terminate the agreements at the balance sheet date.

Assets Measured at Fair Value on a Nonrecurring Basis

During the year ended December 31, 2020, the value of the Golden Shea, a Panamax vessel, classified as held for sale, was measured at fair value. The fair value was based on level three inputs and the expected market values based on sales agreements.

During the year ended December 31, 2020, our right of use assets were impaired and accordingly measured at fair value on a nonrecurring basis. The fair value was based on level three inputs. As at March 31, 2020, at the time when impairment tests were performed, operating lease right of use assets were measured at a combined fair value of $119.3 million and finance lease right of use assets were measured at a combined fair value of $25.0 million. The fair value of right of use assets is derived on an asset by asset basis by estimating the future undiscounted cash flows from the right of use assets earned over the remaining lease term of our operating and finance leases.

In calculating discounted cash flows, we must make significant assumptions related to future charter rates, additional earnings due to scrubber installations, ship operating expenses, utilization and drydocking requirements. All of these assumptions are significant unobservable inputs based on historical trends as well as future expectations. Specifically, in estimating future charter rates, management takes into consideration rates currently in effect for existing time charters and estimated daily time charter equivalent rates for each vessel class for the number of days over the remaining lease term. The estimated daily time charter equivalent rates used are based on a combination of (i) forward freight market rates and (ii) an estimate of implied charter rates based on the broker values received from third party brokers. The implied rate is a calculated rate for each vessel based on the charter rate the vessel would need to achieve, given our estimated future operating costs and discount factors that once discounted would equate to the average broker values. Benefits from scrubber installations are calculated based on expected bunker fuel cost savings and estimated consumption per year. We then use the resultant undiscounted cash flows in our model. Recognizing that the transportation of dry bulk cargoes is cyclical and subject to significant volatility based on factors beyond our control, management believes the use of estimates based on the combination of internally forecasted rates and calculated average rates as of the reporting date to be reasonable. Estimated outflows for operating expenses and drydocking requirements are based on historical and budgeted costs and are adjusted for assumed inflation. Finally, utilization is based on historical levels achieved.

At March 31, 2020, at the date of impairment tests, significant unobservable inputs were as follows:

Significant unobservable input	Range (all vessels)	Weighted average
Forward freight market rates adjusted for scrubber earnings	$8,554 to $15,419 per day	$15,044 per day
Implied charter rates adjusted for scrubber earnings	$12,715 to $15,584 per day	$13,857 per day
Ship operating expenses per day, including drydocking costs	$5,328 to $7,754 per day	$6,918 per day
Offhire	1 to 38 days per year	5.61 days per year

The weighted average was calculated by weighting the data based on fair value of vessels.

During the year ended December 31, 2019, none of our assets were measured at fair value on a nonrecurring basis.

Assets Measured at Fair Value on a Recurring Basis
Marketable securities are equity securities in Eneti Inc. and for which the fair value as at the balance sheet date is the aggregate market value based on quoted market prices (level 1).

The fair value (level 2) of interest rate swap, currency swap, bunker and freight derivative agreements is the present value of the estimated future cash flows that we would receive or pay to terminate the agreements at the balance sheet date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves, current and future bunker prices and the credit worthiness of both us and the derivative counterparty.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with SEB and DNB. However, we believe this risk is remote, as these financial institutions are established and reputable establishments with no prior history of default. We do not require collateral or other security to support financial instruments subject to credit risk.